Brumadinho's dam failure - Donations and other incurred expenses (Details) R$ in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2019 BRL (R$)	Mar. 31, 2019 USD ($)
Brumadinho's dam failure
Donations offered to missing employee's family members or affected by fatalities	R$ 100	$ 26
Donations offered to families that resided in ZAS near Brumadinho dam	50	13
Donations offered to business owners of the region	15	4
Donations offered to families that resided in ZAS Sul Superior dam	5	1
Donation to Brumadinho city	R$ 80,000	$ 21,000
Payment period of the donation to Brumadinho city	2 years	2 years
Administrative fines imposed by the State Secretary for Environment and Sustainable Development	R$ 99,000	$ 26,000
Incurred expenses
Administrative sanctions		26,000
Donations to the affected people and to the city	R$ 62,000	16,000
Drilling and infrastructure		5,000
Environmental recovery		4,000
Medical aid and other materials		2,000
Fuel and transportation		2,000
Others		22,000
Total incurred expenses		$ 78,000